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                                  LETTERHEAD OF
                            JEFFERSON PILOT FINANCIAL







VIA EDGAR

May 3, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, D. C. 20549

    Re: JPF Separate Account A of Jefferson Pilot Financial Insurance Company Post-Effective Amendment No. 9 on Form N-6 to Registration Statement on Form S-6 (File No. 333-93367)



Dear Commissioners:

Pursuant to Rule 497 (j) of the Securities Act of 1933, I hereby certify that:

(1)   the form of the prospectus that would have been filed under paragraph
      (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 9 on Form N-6 to Registration Statement on Form S-6 ("Post-Effective Amendment No. 9"); and
(2)   Post-Effective Amendment No. 9 was filed electronically on April 26, 2007.


If you have any questions, please call me at (603) 226-5105. Thank you.


                                            Sincerely,


                                            /s/ Frederick C. Tedeschi

                                            Frederick C. Tedeschi
                                            Vice President and Associate
                                                 General Counsel